Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of current inventory
The current inventory balance is made up as follows:

	2025	2024
	$	$

Gold and silver bullion	67,438	34,181
In-process inventory	45,820	45,607
Ore stock-pile inventory	79,119	62,076
Materials and supplies	434,848	335,722
	627,225	477,586

Schedule of noncurrent inventory	The long-term inventory balance is made up as follows:

	2025	2024
	$	$

Ore stock-pile inventory	77,292	67,891
Materials and supplies	100,303	66,638
	177,595	134,529